REVENUES - Contract Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Receivables from contracts with customers	$ 1,627	$ 1,330
Contract assets (Note 7)	202	132
Long-term contract assets (Note 14)	249	192
Contract liabilities	90	129
Long-term contract liabilities (Note 17)	184	203
Revenue recognized	$ 15	$ 18